Property and Equipment - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Property, Plant and Equipment [Abstract]
Capitalized software costs	$ 40	$ 59	$ 50
Capitalized labor costs	$ 0	$ 0	$ 0